Share-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	May 26, 2022	Jun. 30, 2022	May 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 50,000,000		$ 0
Phantom Equity Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	4,300,000		0
Settlement of phantom equity rights	$ 7,300,000		$ 7,300,000
Phantom equity rights replaced with restricted stock units	3,887,750
Phantom Equity Rights | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period		1 year		1 year
Phantom Equity Rights | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period		2 years		2 years
2022 Equity Incentive Plan | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 3,600,000	$ 26,600,000
Unrecognized compensation expense				$ 400,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period				4 months 20 days
2022 Equity Incentive Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 5,400,000	$ 1,200,000
Unrecognized compensation expense				$ 16,700,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period				2 years 11 months 19 days
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 80,000.00
Offering period	6 months
Percentage of purchase discount based on market prices	15.00%
Maximum term of stock	10 years
Maximum number shares per employee in a calendar year	25,000
Maximum number of shares per employee during offering period	2,000
Number of shares purchase				33,704
2022 Employee Stock Purchase Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance	797,724		797,724
Percentage of number of shares of capital stock	1.00%		1.00%
Common stock issue price, percentage of stock price on offering date	85.00%		85.00%
Common stock issue price, percentage of stock price on purchase date	85.00%		85.00%
Class V Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of incentive units, shares	6,356,178					987,275